NATIONWIDE VARIABLE INSURANCE TRUST

NVIT J.P. Morgan Disciplined Equity Fund
NVIT J.P. Morgan MozaicSM Multi-Asset Fund

Supplement dated September 16, 2020
to the Statement of Additional Information dated April 29, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

NVIT J.P. Morgan Disciplined Equity Fund
Effective immediately, the SAI is amended as follows:

1.	All references to, and information regarding, Steven G. Lee, Raffaele Zingone, CFA, Tim Snyder, CFA, and Joseph Finelli are deleted in their entirety.

2.
The information regarding Lee T. Cummings in the table under the heading “Trustees and Officers of the Trust – Officers of the Trust” beginning on page 47 of the SAI is deleted in its entirety and replaced with the following:

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served [1]
1963	Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

3.	The table included in the section “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” of the SAI is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of June 30, 2020)
J.P. Morgan Investment Management Inc.
Scott B. Davis	NVIT J.P. Morgan Disciplined Equity Fund	None
David Small	NVIT J.P. Morgan Disciplined Equity Fund	None

4.	The table included in the section “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” of the SAI is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of June 30, 2020)
J.P. Morgan Investment Management Inc.
Scott B. Davis	Mutual Funds: 5 accounts, $15.9 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 9 accounts, $11.9 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Other Accounts: 17 accounts, $6.33 million total assets (2 accounts, $1.03 million total assets for which the advisory fee is based on performance)
David Small	Mutual Funds: 2 accounts, $18.3 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $1.39 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 15 accounts, $3.27 million total assets (4 accounts, $1.01 million total assets for which the advisory fee is based on performance)

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